Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Summary of Current Income Tax Assets	Below is a breakdown of the current income tax assets disclosed in the statement of financial position:

	December 31, 2025	December 31, 2024
Tax advances	385	59,772,878
TOTAL	385	59,772,878

Summary of Current Income Tax Liabilities
Below is a breakdown of the current income tax liabilities disclosed in the statement of financial position:

	December 31, 2025	December 31, 2024
Income tax provision	139,910,779	22,540,927
Tax advances	(12,939,505)	(3,385,596)
Collections and withholdings	(1,830,820)	(1,035,873)
TOTAL	125,140,454	18,119,458

Summary of Deferred Income Tax Assets and Liabilities
The deferred tax assets and liabilities disclosed in the statement of financial position are as follows:

Account		Changes recognized in		As of December 31, 2025
	As of December 31, 2024	Consolidated statement of profit or loss	Acquisitions through business combinations	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	64,189,860	93,811,831	2,106,641	160,108,332	—
Provisions	73,721,241	(14,997,200)	182,298	58,906,339	—
Loan Commissions	17,004,789	15,125,690	(11,005,653)	21,124,826	—
Expenses capitalized for tax purpose	(58,574,904)	(19,748,694)	—	—	(78,323,598)
Property and equipment	(106,560,376)	(5,355,417)	(66,766)	—	(111,982,559)
Investments in debt securities, equity instruments and derivatives	(19,203,635)	26,625,949	46,274	7,468,588	—
Inflation adjustment (see Note 8.4)	88,436	(88,436)	—	—	—
Tax loss	66,298,078	(66,298,078)	—	—	—
Others	69	(17)	2,163,304	2,163,356	—
Balance	36,963,558	29,075,628	(6,573,902)	249,771,441	(190,306,157)
Offsetting				(183,732,255)	183,732,255
Net				66,039,186	(6,573,902)

Account		Changes recognized in		As of December 31, 2024
	As of December 31, 2023	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	87,017,731	(22,827,871)	—	64,189,860	—
Provisions	101,995,823	(28,274,582)	—	73,721,241	—
Loan Commissions	13,019,771	3,985,018	—	17,004,789	—
Expenses capitalized for tax purpose	(48,550,873)	(10,024,031)	—	—	(58,574,904)
Property and equipment	(119,592,812)	13,032,436	—	—	(106,560,376)
Investments in debt securities, equity instruments and derivatives	(85,635,150)	64,429,455	2,002,060	—	(19,203,635)
Inflation adjustment (see Note 8.4)	3,652,445	(3,564,009)	—	88,436	—
Tax loss	3,605,611	62,692,467	—	66,298,078	—
Others	149	(80)	—	69	—
Balance	(44,487,305)	79,448,803	2,002,060	221,302,473	(184,338,915)
Offsetting				(184,338,915)	184,338,915
Net				36,963,558	—

Summary of Income Tax Expense
Below are the main components of the income tax benefit in the consolidated statement of comprehensive income:

	December 31, 2025	December 31, 2024	December 31, 2023
Current Tax	(216,321,415)	(179,773,668)	(670,468,400)
Deferred Tax	29,075,628	79,448,803	223,385,196
Income tax recognized in the consolidated statement of profit or loss	(187,245,787)	(100,324,865)	(447,083,204)
Income tax recognized in the consolidated statement of comprehensive income	83,160,063	223,182,909	(243,271,929)
Total income tax	(104,085,724)	122,858,044	(690,355,133)

Summary of Reconciliation of Effective Tax Rate
Below is a reconciliation between the tax that would result from applying the current tax rate to the result before income tax and the income tax charge recorded in results as of December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Profit before income tax	519,818,469	580,232,641	897,562,384
Income tax rate	35%	35%	35%
Income tax using the Bank’s income tax rate	181,936,464	203,081,424	314,146,834
Tax-exempt income	(11,839,043)	(6,638,607)	(5,308,047)
Non-deductible expenses	3,297,935	3,148,634	7,288,392
Others	(132,436)	89,190	(110,798)
Net monetary inflation adjustment	310,360,521	908,100,519	1,198,738,592
Subtotal	483,623,441	1,107,781,160	1,514,754,973
Inflation adjustment for tax purposes (see Note 8.6)	(295,862,471)	(1,018,129,973)	(1,067,671,769)
Others	(515,183)	10,673,678	—
Income tax expense (benefit)	187,245,787	100,324,865	447,083,204
Effective tax rate	36%	17%	50%